CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ (9,777,695)	$ (109,023)	$ 1,487,928	$ (15,058,274)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	334,277	330,543	423,340	484,151
Change in fair value of warrant derivative liability	2,576,278	(2,770,912)	(4,089,491)	1,444,075
Change in fair value of preferred share derivative liability	3,462,104	867,741	561,684	11,227,957
Change in fair value of convertible note derivative	(127,273)	0
Discount in Series E issuance attributable to embedded beneficial conversion feature	0	437,500	437,500	250,000
Preferred share derivative interest satisfied by the issuance of common stock	67,449	155,184	182,684	636,179
Salaries and Directors Fees satisfied by the issuance of common stock			146,119	213,230
Non-cash compensation accrued	344,500	190,000
Non-Cash Interest Expense	469,805	0
Non-cash compensation satisfied by the issuance of common stock and options	52,085	36,379	45,866	24,453
Non-cash rent expense	5,698	7,215	9,112	11,090
Non-cash lease accretion	1,070	1,008	1,356	1,276
Changes in Assets and Liabilities
Accounts receivable	(359,130)	(129,539)	(268,305)	174,820
Inventories	(173,499)	(679,549)	(1,053,264)	311,480
Prepaid and other current assets	(150,783)	62,425	(22,748)	19,231
Accounts payable, accrued expenses and other current liabilities	315,980	137,640	251,611	(133,749)
Deferred revenues and Customer deposits	(10,000)	40,130	(13,335)	0
Derivative interest payable	(27,020)	(43,466)	(43,466)	0
NET CASH USED IN OPERATING ACTIVITIES	(2,741,608)	(1,466,724)	(1,943,409)	(394,082)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(379,615)	(110,787)	(119,489)	(201,777)
Cost of leasehold improvements	(31,682)	(32,801)	(33,519)	(421,556)
Costs incurred for intellectual property assets	(22,878)	(40,001)	(51,578)	(45,292)
Deposits to / (withdrawals from) restricted cash, net	(59,194)	(62,466)	12,765	10,835
NET CASH USED IN INVESTING ACTIVITIES	(493,369)	(246,055)	(191,822)	(657,790)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Series E Convertible Preferred Stock	0	437,500	437,500	250,000
Proceeds from sale of common shares to Lincoln Park Capital	3,510,000	0
Proceeds from exercise of cash warrants	164,583	187,500	564,500	0
Proceeds from draws against credit lines from related parties	320,150	500,000	600,000	0
Other loan payments	0	(5,117)	(6,297)	(13,411)
Costs associated with raising capital, net of adjustments	(47,987)	(9,856)	240,144	(342,169)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	3,946,746	1,110,027	1,835,847	(105,580)
NET CHANGE IN CASH AND CASH EQUIVALENTS	711,769	(602,752)	(299,384)	(1,157,451)
CASH AND CASH EQUIVALENTS - beginning of period	369,023	668,407	668,407	1,825,858
CASH AND CASH EQUIVALENTS - end of period	1,080,792	65,655	369,023	668,407
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	160,680	115,623	237,874	228,317
Cash paid for taxes	2,269	4,023	6,099	2,849
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Loan to purchase equipment			0	13,200
Commitment shares issued to Lincoln Park Capital	320,522	0
Conversion of Preferred Shares to Common Shares	9,777,524	0	29,864	140,493
Acquisition of intellectual property	5,597,317	0
Convertible note payable	5,597,317	0
Issuance of note payable to related party in payment of balance due on line of credit owed to the same related party	$ 600,000